Income Taxes (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 18, 2015	Dec. 19, 2014
Income Taxes
Federal income tax rate (as a percent)					35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed "expected" tax expense excluding non-controlling interest					$ 84	$ 187	$ 83
Adjustments to tax expense attributable to:
Foreign tax differences					22	4	2
Tax-exempt income					(11)	(9)	(33)
State income taxes, net of federal benefit					1	10	3
Federal tax credits					(16)	(12)	(21)
Domestic manufacturing deduction					(8)	(11)	(2)
Other					(3)	(1)
Income tax expense					69	168	32
Amount of refund claims for prior years not previously treated as tax-exempt included in income tax benefit recognized							17
Components of earnings before income taxes
United States					196	472	164
Foreign					44	63	80
Total earnings excluding non-controlling interest					240	535	244
Less: Net income attributable to noncontrolling interest					(1)	(1)	(2)
Earnings (loss) before income taxes					241	536	246
Current:
Federal					52	111	(34)
Foreign					20	20	28
State and local					6	12	3
Deferred:
Federal					(14)	20	25
Foreign					8	1	5
State and local					(3)	4	5
Income tax expense					69	168	32
Unrealized changes in other comprehensive income					0	(27)	10
Total income taxes					69	141	42
Income taxes receivable		$ 33	$ 49		33	49
Income taxes payable		4	5		4	5
Deferred income tax liabilities:
Depreciation		112	107		112	107
Domestic partnerships		53	49		53	49
LIFO		11	42		11	42
Cash basis farming adjustment		9	10		9	10
Other		9	4		9	4
Aggregate deferred income tax liabilities		194	212		194	212
Deferred income tax assets:
Reserves/accruals		103	111		103	111
Deferred earnings of foreign subsidiaries		36	35		36	35
Net operating and capital loss carry-forwards		10	19		10	19
Tax credit carry-forwards		14	15		14	15
Other		9	3		9	3
Aggregate deferred income tax assets		172	183		172	183
Valuation allowance		19	21		19	21
Net deferred income tax liability		41	50		41	50
Accrued interest and penalties on uncertain tax positions		4	3		4	3
Unrecognized tax benefits, if recognized, would affect the effective tax rate		7	7		7	7
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year					7	7
Additions for uncertain tax positions of prior years					1
Decreases for uncertain tax positions of prior years					(2)
Additions for uncertain tax positions of current year					1
Balance at the end of the year		7	7		7	7	7
Undistributed earnings from foreign operations		977			$ 977
Net operating loss carry-forwards and tax credit carry-forwards
Period of low income housing tax credits on investments in various limited partnerships					10 years
Investments in limited partnerships		10	12		$ 10	12
Tax benefit arising due to difference between current and deferred taxes								$ 13	$ 11
Tax benefit arising due to difference between current and deferred taxes per common share								$ 10.92	$ 9.68
One-time tax benefit on enactment of law				$ 8
One-time Federal blender's credits recognized as revenue		$ 17	$ 15	$ 11
One-time Federal blender's credits recognized as revenue per common share		$ 14.88
Other commitments
Contribution to long-term investment					28	$ 3	$ 4
Refined coal processing plant
Other commitments
Contribution to long-term investment	$ 9
Commitment to contribute to joint venture	53
Refined coal processing plant | Minimum
Other commitments
Expected contribution in next fiscal year	4
Refined coal processing plant | Maximum
Other commitments
Expected contribution in next fiscal year	$ 9
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)		$ 22			22
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards		$ 21			$ 21